Borrowed Funds (FHLB Advances) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011		Sep. 30, 2010
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Fixed-rate FHLB advances	$ 2,400,000		$ 2,376,000
Deferred prepayment penalty	(20,995)		(28,261)
Deferred gain on terminated interest rate swaps	457		632
Advances from Federal Home Loan Banks	$ 2,379,462		$ 2,348,371
Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Weighted average contractual interest rate on FHLB advances	3.37%		3.61%
Weighted average effective rate FHLB advances	3.71%	[1]	3.96%	[1]

[1]	The effective rate includes the net impact of the amortization of deferred prepayment penalties related to the prepayment of certain FHLB advances and deferred gains related to the termination of interest rate swaps.